RELATED PARTY TRANSACTIONS AND BALANCES - Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Revenue from private funds and advisory services	$ 160,088	$ 50,693
Income from equity-accounted investments in multi-family rental properties	1,550	2,255
Income from equity-accounted investments in Canadian residential developments	11,198	8,200
Income from investments in U.S. residential developments	16,897	31,726
Performance fees expense	(35,854)	(42,272)
Gain on sale of Bryson MPC Holdings LLC	5,060	0
Net income recognized from related parties	$ 158,939	$ 50,602